Consolidated Statement of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Stockholders' Equity [Abstract]
Release of vested RRP Shares (in shares)	8,529	8,529
Cash dividends declared (in dollars per share)	$ 0.135	$ 0.115